General administrative expenses and other net operating incomes (expenses)_Details of other operating incomes (Details) - KRW (₩)		3 Months Ended			6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017
Other operating income [Abstract]
Gains on transaction of foreign exchange		₩ 157,245,000,000		₩ 619,297,000,000	₩ 847,397,000,000		₩ 1,698,987,000,000
Gains on disposal of loans and receivables		0	[1]	14,861,000,000	0	[1]	201,860,000,000
Gains on transactions of derivatives		26,373,000,000		11,592,000,000	28,943,000,000		11,656,000,000
Gains on fair value hedged items		18,861,000,000		(7,094,000,000)	66,555,000,000		11,860,000,000
Others		1,741,000,000		5,813,000,000	17,522,000,000		68,668,000,000	[2]
Total		₩ 204,220,000,000		₩ 644,469,000,000	₩ 960,417,000,000		1,993,031,000,000
Income for payment to other creditor financial institutions	[2]						₩ 28,800,000,000

[1]	Gain on disposal of loan and receivables occurred for the six month ended June 30, 2018 was presented into a separate account for gain related to financial assets at amortized cost in accordance with the adoption of IFRS 9.
[2]	Other income includes such income amounting to 28,800 million Won for the six months ended June 30, 2017, respectively, that the Group recognized for it is to receive from other creditor financial institutions in accordance with the creditor financial institutions committee agreement.